14. Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Increase in valuation allowance	$ 403,358	$ 288,075
Federal [Member]
Net operating loss carryforward	$ 28,410,000
Operating loss carryforward expiration date	Dec. 31, 2026
State [Member]
Net operating loss carryforward	$ 26,062,000